Income Tax Expenses - Schedule of Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Related to acquired intangible assets	¥ 111,591	¥ 113,441